Goodwill Schedule of Goodwill Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Itron International Electricity [Member]		Sep. 30, 2011 Itron International Electricity [Member]		Dec. 31, 2011 Itron International Water [Member]	Sep. 30, 2011 Itron International Water [Member]
Goodwill [Line Items]
Goodwill, Before Impairment						$ 363,626	[1]		$ 389,308	[2]
Goodwill Impairment	(584,847)	0	0	(254,735)	[1]			(330,112) [2]
Goodwill, After Impairment	$ 636,910	$ 1,209,376	$ 1,305,599			$ 108,891	[1]		$ 59,196	[2]

[1]	The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.
[2]	The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.